SHARE OPTION PLAN	6 Months Ended
Jun. 30, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE OPTION PLAN
SHARE OPTION PLAN
No options were granted in the six months ended June 30, 2014.
As of June 30, 2014 there were no unrecognized compensation costs related to non-vested options granted under the Company's existing share option scheme (December 31, 2013: $29,100).